Supplement to the
Fidelity® Total Bond Fund
October 29, 2011
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Jeffrey Moore (co-manager) has managed the fund since June 2012.

The following information supplements the biographical information found in the "Fund Management" section on page 25.

Jeffrey Moore is co-manager of the fund, which he has managed since June 2012. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Moore has worked as a research analyst and portfolio manager.

TBD-12-01  June 15, 2012
1.780489.112

Supplement to the
Fidelity Advisor® Total Bond Fund
Class A, Class T, Class B, and Class C
October 29, 2011
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Jeffrey Moore (co-manager) has managed the fund since June 2012.

The following information supplements the biographical information found in the "Fund Management" section on page 27.

Jeffrey Moore is co-manager of the fund, which he has managed since June 2012. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Moore has worked as a research analyst and portfolio manager.

ATB-12-01  June 15, 2012
1.808071.120

Supplement to the
Fidelity Advisor® Total Bond Fund
Institutional Class
October 29, 2011
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Jeffrey Moore (co-manager) has managed the fund since June 2012.

The following information supplements the biographical information found in the "Fund Management" section on page 25.

Jeffrey Moore is co-manager of the fund, which he has managed since June 2012. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Moore has worked as a research analyst and portfolio manager.

ATBI-12-01  June 15, 2012
1.807922.114